Document and Entity Information	Dec. 12, 2023
Cover [Abstract]
Entity Registrant Name	ORRSTOWN FINANCIAL SERVICES INC
Amendment Flag	false
Entity Central Index Key	0000826154
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 12, 2023
Entity Incorporation State Country Code	PA
Entity File Number	001-34292
Entity Tax Identification Number	23-2530374
Entity Address, Address Line One	77 East King Street
Entity Address, Address Line Two	P.O. Box 250
Entity Address, City or Town	Shippensburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17257
City Area Code	(717)
Local Phone Number	532-6114
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	ORRF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false